Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Cash and cash equivalents.
Cash and bank deposits		R$ 2,838	R$ 366
Cash equivalents and bank deposits in foreign currency		23,346	3,615
Cash equivalents		22,716	8,320
Cash and cash equivalents	$ 6,197	R$ 48,900	R$ 12,301	R$ 834	R$ 4,358